Summary of Significant Accounting Policies (Details) - USD ($)						1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 01, 2023	Feb. 03, 2023	Sep. 09, 2022	Sep. 01, 2022	Jan. 01, 2022	Feb. 23, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital (in Dollars)							$ 1,800,000
Net loss (in Dollars)							57,600,000
Cash inflow operating activities (in Dollars)							(7,018,648)	$ (4,970,149)
Cash (in Dollars)							$ 6,100,000
Securities purchase agreement description							the Company entered into a securities purchase agreement with White Lion Capital LLC (“White Lion”). Pursuant to the agreement, White Lion shall purchase up to $15 million of the Company’s ordinary shares at the lowest daily VWAP of the Ordinary Shares during the Valuation Period by 97%.
Purchase of ordinary shares (in Dollars)	$ 15,000,000						$ 30,000,000
Valuation period	97.00%						96.00%
Ordinary shares issued (in Shares)		26,849,931				30,000,000				1,626,327
Net proceeds (in Dollars)	$ 100,000		$ 2.9		$ 0
Liquidty description							the Company entered into a securities purchase agreement with YA II PN, LTD. Pursuant to the agreement, YA II PN, LTD. shall purchase up to $30 million of the Company’s ordinary shares at the market price by 96%, and the company shall issue to YA II PN, LTD. 223,880 ordinary shares as a commitment fee.
Ordinary shares commitment fee (in Shares)							223,880
Cash balances (in Dollars)							$ 6,095,590		$ 9,380,322
Impairment long-lived assets (in Dollars)
Revenue rate							0.40%
Balance of customer deposits (in Dollars)							$ 655,053		483,735
Deferred revenue (in Dollars)							$ 1,023,744		$ 893,263
Income tax benefit percentage							50.00%
VAT rates							13.00%
Depreciation percentage									8.20%
Appreciation percentage							5.10%
Total revenues, percentage							39.40%
Percentage of revenue								49.40%	6.00%
Total accounts payable, percentage									10.90%
Total purchases, percentage							14.20%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract amount							30.00%
VAT percentage							6.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract amount							50.00%
VAT percentage							13.00%
Suppliers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total accounts payable, percentage							10.00%		10.00%
Total purchases, percentage							11.30%
Supplier Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases, percentage							43.60%
Suppliers Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases, percentage							17.30%
Significant Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases, percentage							59.30%
Cash Equivalents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and restricted cash (in Dollars)							$ 5,524,763		$ 5,418,450
White Lion Capital LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares issued (in Shares)				37,500
YA II PN, LTD. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares issued (in Shares)			1,300,173